Fair values of financial instruments carried at fair value - Global Banking and Markets fair value adjustments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 808	$ 1,031
Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	40	42
Risk-related | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	650	868
Risk-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	40	42
– bid-offer | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	426	412
– bid-offer | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– uncertainty | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	86	66
– uncertainty | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	1
– credit valuation adjustment | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	245	228
– credit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	35	35
– debit valuation adjustment | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(175)	(92)
– debit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– funding fair value adjustment | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	68	254
– funding fair value adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	5	6
Model-related | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	61	57
Model-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– model limitation | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	61	57
– model limitation | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves) | Global Banking and Markets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	97	106
Inception profit (Day 1 P&L reserves) | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 0	$ 0